Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 510,797	$ 11,012	$ 315,788
Account receivable			11,815
Other Receivables	88,278
Financial Receivables	380,699
Prepaid expenses	2,493		148,436
Current assets	982,267	11,012	476,039
Tangible Assets	404,780	514,666
Contributed tangible software		514,668	772,000
Capitalized software	988,984	1,035,912	924,007
Purchased Debt	25,705
Total assets	2,401,736	1,561,590	2,172,046
Current liabilities:
Accounts Payable	56,502	255,681	50,000
Stock issuable liability		50,000	50,000
Accrued interests		2,823	740
Other Liabilities
Current liabilities	359,362	621,909	400,740
Total liabilities	359,362	621,909	400,740
Commitments and Contingencies (Note 7)
Stockholders’ Equity (Deficit):
Preferred stock, par value $0.0001, 50,000,000 shares authorized, 5,000,000 issued and outstanding, as of December 31, 2023, and 2022	500	500	500
Common stock, par value $0.0001, 500,000,000 shares authorized; 67,286,621and 63,660,926 shares issued and outstanding, as of December 31, 2023, and 2022	31,332	6,758	6,396
Additional paid-in capital	11,168,309	5,840,474	3,696,604
Accumulated deficit	(9,157,767)	(4,908,051)	(1,932,194)
Total stockholders’ equity	2,042,374	939,681	1,771,306
Total liabilities and stockholders’ equity	2,401,736	1,561,590	2,172,046
Related Party [Member]
Current liabilities:
Related party loans	302,860	313,405	$ 300,000
Shareholders [Member]
Current liabilities:
Related party loans